Cover	Apr. 10, 2026
Cover [Abstract]
Entity Registrant Name	MINERVA GOLD INC.
Entity Central Index Key	0001854816
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 10, 2026
Entity Ex Transition Period	false
Entity File Number	333-255403
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1588963
Entity Address Address Line 1	12/1 Kunayev str
Entity Address Address Line 2	IA 17
Entity Address City Or Town	Nur-Sultan
Entity Address Postal Zip Code	010000
City Area Code	86
Local Phone Number	15261421229
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Country	KZ